Pension and Postretirement Benefit Plans, Expected Future Benefit Payments and Contributions (Details) - Pension Benefits [Member] $ in Thousands	Dec. 31, 2019 USD ($)
Expected Future Benefit Payments [Abstract]
2020	$ 1,036
2021	1,028
2022	1,003
2023	994
2024	964
2025-2029	$ 4,489